Segmented information (Tables)	3 Months Ended
Mar. 31, 2018
Table Text Block [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The Company operates in one business segment being the exploration of mineral property interests. The Company’s assets are geographically segmented as follows:

	March 31, 2018	December 31, 2017
Canada	$6,817	$7,226
Other	1,002	1,031
	$7,819	$8,257